UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Southpaw Asset Management LP
Address: Four Greenwich Office Park

         Greenwich, Connecticut  06831

13F File Number:  28-12926

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Wyman
Title:     Managing Member of the GP, Southpaw Holdings LLC
Phone:     203.862.6200

Signature, Place, and Date of Signing:

     Kevin Wyman     Greenwich, Connecticut     February 17, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $60,230 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
EASTMAN KODAK CO               COM              277461109     2632   400000 SH  CALL SOLE                   400000
EVERGREEN SOLAR INC            NOTE 4.000% 7/1  30033RAC2     3841 12375000 PRN      SOLE                 12375000
FIRST AMERN CORP CALIF         COM              318522307    11556   400000 SH  PUT  SOLE                   400000
HARLEY DAVIDSON INC            COM              412822108     5673   334300 SH  PUT  SOLE                   334300
HUNTSMAN CORP                  COM              447011107      752   218630 SH       SOLE                   218630
HUNTSMAN CORP                  COM              447011107      344   100000 SH  CALL SOLE                   100000
ITT EDUCATIONAL SERVICES INC   COM              45068B109    13003   136900 SH  PUT  SOLE                   136900
LAMAR ADVERTISING CO           CL A             512815101      888    70700 SH  PUT  SOLE                    70700
NEOSE TECHNOLOGIES INC         COM              640522108     1791  5267169 SH       SOLE                  5267169
NEPHROS INC                    COM              640671103      154  1297330 SH       SOLE                  1297330
NII HLDGS INC                  NOTE 2.750% 8/1  62913FAF9     1760  2000000 PRN      SOLE                  2000000
PALM INC NEW                   COM              696643105      677   220600 SH  PUT  SOLE                   220600
RAMBUS INC DEL                 COM              750917106     6050   380000 SH  CALL SOLE                   380000
REPLIGEN CORP                  COM              759916109     1116   295246 SH       SOLE                   295246
SPRINT NEXTEL CORP             COM SER 1        852061100      187   102300 SH  CALL SOLE                   102300
SYNCORA HOLDINGS LTD           SHS              G8649T109      330  1941552 SH       SOLE                  1941552
TFS FINL CORP                  COM              87240R107     9476   734600 SH  PUT  SOLE                   734600